12. FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Assets			R$ 33,435
Liabilities			R$ (31,137)
TJLP
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)		7.00%
Assets
Liabilities		(1,003,712)
TJLP | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	[1]	(3,202)
TJLP | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		(17,565)
TJLP | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		R$ (35,130)
LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)		1.84%
Assets
Liabilities		(4,844,015)
LIBOR | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	[1]	(44,657)
LIBOR | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		(22,247)
LIBOR | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		R$ (44,494)
CDI
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)		6.89%
Assets		R$ 644,525
Liabilities		(13,550,383)
CDI | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	[1]	(206,061)
CDI | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		(222,303)
CDI | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss		R$ (444,606)

[1]	The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2017 recorded in the Company's assets and liabilities.